Fees Summary	Dec. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,398,000.00
Previously Paid Amount	0.00
Total Fee Amount	193.06
Total Offset Amount	0.00
Net Fee	193.06
Narrative - Max Aggregate Offering Price	$ 1,398,000.00
Final Prospectus	true